Note 9 - Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2016	$1,056,693	$(976,178)	$80,515

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2017	$1,056,693	$(1,011,927)	$44,766

Addition	560,000	-	560,000
Amortization Expense	-	(48,193)	(48,193)

Balance, December 31, 201 8	$1,616,693	$(1,060,120)	$556,573

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending December 31	Amount

2019	$83,684
2020	74,667
2021	74,667
2022	74,667
2023	74,667
Thereafter	174,221

$556,573